Net Income Per Common Share And Equity Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Common Share And Equity Per Common Share [Abstract]
Schedule Of Earnings Per Share

	Years ended December 31,
	2012	2011	2010
Average common shares outstanding during
the period for basic computation	139,361	138,182	136,948
Effect of dilutive securities:
Employee stock based compensation	573	507	348
Average common shares outstanding during
the period for diluted computation	139,934	138,689	137,296